Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amortizable intangible assets
Finite-lived intangible assets, gross	$ 6,745	$ 6,745
Finite-Lived intangible assets, accumulated amortization	(6,154)	(5,812)
Finite-lived intangible assets, net	$ 591	$ 933
Technology [Member]
Amortizable intangible assets
Weighted Average Amortization Period (Years)	2 years